Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [text block] [Abstract]
Trade and other receivables
11.	Trade and other receivables

	2020 €’000	2019 €’000
VAT recoverable	544	2
Prepayments	1,662	-
	2,206	2

Information about the Group’s exposure to credit risk and impairment losses for trade and other receivables is included in note 15 (c).